Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	490,000,000	490,000,000
Common stock, shares issued	20,000	20,000
Common stock, shares outstanding	20,000	20,000